INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF AGGREGATE INTANGIBLE ASSETS

The Company’s aggregate intangible assets were as follows:

	March 31, 2025	December 31, 2024
Total intangible assets – License agreements	$1,666,947	$1,666,947
Accumulated Amortization	(339,956)	(318,370)
Net intangible assets	$1,326,991	$1,348,577

The Company’s aggregate intangible assets were as follows at December 31,

	2024	2023
Total intangible assets– License agreements	$1,666,947	$1,630,696
Accumulated Amortization	(318,370)	(208,323)
Net intangible assets	$1,348,577	$1,422,373

SCHEDULE OF INTANGIBLE ASSETS

The Company’s intangible assets, net of accumulated amortization, consists of the following:

	Estimated life (years)	March 31, 2025	December 31, 2024
MABT Covid-19 license	20	1,215,098	1,233,418
IMT504 Patent license	20	96,481	98,032
NIH Patent license #1	2	6,389	7,222
NIH Patent license #2	3	589	1,471
Other	20	8,434	8,434
Total		$1,326,991	$1,348,577

The Company’s individual intangible assets, net of accumulated amortization, consists of the following at December 31,:

	Estimated life (years)	2024	2023
Website	3	$-	$1,250
MABT Covid-19 license	20	1,233,418	1,306,701
IMT504 Patent license	20	98,032	104,232
NIH Patent license #1	2	7,222	-
NIH Patent license #2	3	1,471	1,756
Other	20	8,434	8,434
Total		$1,348,577	$1,422,373

SCHEDULE OF FUTURE AMORTIZATION	Future amortization is:
2025	$62,700
2026	82,516
2027	80,038
2028	79,483
2029	79,483
Thereafter	942,771
Total	$1,326,991
Future amortization is:
2025	$84,287
2026	82,516
2027	80,038
2028	79,483
2029	79,483
Thereafter	942,770
Total	$1,348,577